Note 32 - Capital Base and Capital Management - Leverage Ratio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Capital Base And Capital Management
Tier 1 eligible capital resources capital base	€ 45,945	[1]	€ 46,980	€ 50,083
Exposure (thousand of euros)	€ 705,406	[1]	€ 700,443	€ 747,216
Leverage Ratio	6.51%		6.71%	6.70%

[1]	(*) P rovisional data .